NET LOSS PER SHARE (Details Textual)	Jul. 31, 2012	Oct. 31, 2011	Jul. 31, 2012 Optimus warrant [Member]	Jul. 31, 2011 Optimus warrant [Member]	Jul. 31, 2012 Exchange Warrants [Member]
Class of Warrant or Right, Outstanding	114,738,770	137,841,857	25,560,000	25,560,000	34,791,156